14. Other Operating Income and Expense	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Operating Income and Expense

Miscellaneous non-interest income for the years ended December 31, 2017, 2016 and 2015 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2017	2016	2015
Visa debit card income	$3,757	3,589	3,452
Net appraisal management fee income	$780	886	635
Insurance and brokerage commissions	$761	632	714

Other non-interest expense for the years ended December 31, 2017, 2016 and 2015 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2017	2016	2015
Advertising	$1,195	1,136	784
FDIC insurance	$347	494	681
Visa debit card expense	$1,248	1,140	988
Telephone	$855	754	588
Foreclosure/OREO expense	$46	120	398
Internet banking expense	$720	710	671
FHLB advance prepayment penalty	$508	1,260	504
Consulting	$785	2,257	904